UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2012

MFS® GLOBAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.2%
Aerospace - 2.4%
Rolls-Royce Holdings PLC	74,136	$983,536
United Technologies Corp.	47,840	3,561,210

		$4,544,746
Alcoholic Beverages - 4.3%
Diageo PLC	107,614	$2,870,735
Heineken N.V.	23,983	1,295,513
Pernod Ricard S.A.	37,153	3,985,708

		$8,151,956
Apparel Manufacturers - 5.2%
Cia.Hering S.A.	36,200	$714,743
Compagnie Financiere Richemont S.A.	25,324	1,430,791
Li & Fung Ltd.	1,040,400	2,040,243
LVMH Moet Hennessy Louis Vuitton S.A.	28,509	4,275,690
NIKE, Inc., “B”	15,980	1,491,733

		$9,953,200
Automotive - 1.3%
Johnson Controls, Inc.	101,900	$2,511,835

Broadcasting - 3.4%
Publicis Groupe	60,657	$2,980,856
Viacom, Inc., “B”	52,730	2,463,018
Walt Disney Co.	23,200	1,140,048

		$6,583,922
Brokerage & Asset Managers - 3.8%
BM&F Bovespa S.A.	331,400	$1,859,799
Charles Schwab Corp.	88,300	1,115,229
CME Group, Inc.	18,000	937,980
Franklin Resources, Inc.	29,350	3,373,783

		$7,286,791
Business Services - 8.4%
Accenture PLC, “A”	51,050	$3,078,315
Brenntag AG	14,138	1,547,771
Cognizant Technology Solutions Corp., “A” (a)	25,320	1,437,416
Compass Group PLC	370,830	3,967,893
Dun & Bradstreet Corp.	13,660	1,095,395
Intertek Group PLC	21,314	909,816
LPS Brasil - Consultoria de Imoveis S.A.	71,100	1,266,421
MSCI, Inc., “A” (a)	53,520	1,774,188
Verisk Analytics, Inc., “A” (a)	20,790	1,044,698

		$16,121,913
Chemicals - 0.5%
Monsanto Co.	12,240	$1,047,989

Computer Software - 3.9%
Autodesk, Inc. (a)	36,010	$1,221,459
Check Point Software Technologies Ltd. (a)	38,710	1,880,145

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Dassault Systemes S.A.	11,199	$1,102,182
Oracle Corp.	105,190	3,176,738

		$7,380,524
Computer Software - Systems - 3.6%
Apple, Inc. (a)	6,650	$4,061,554
EMC Corp. (a)	37,190	974,750
International Business Machines Corp.	9,190	1,801,056

		$6,837,360
Consumer Products - 6.1%
Colgate-Palmolive Co.	45,170	$4,849,451
Procter & Gamble Co.	47,550	3,068,877
Reckitt Benckiser Group PLC	67,390	3,698,139

		$11,616,467
Electrical Equipment - 8.5%
Amphenol Corp., “A”	29,710	$1,749,325
Danaher Corp.	82,140	4,337,813
Legrand S.A.	82,065	2,622,742
Mettler-Toledo International, Inc. (a)	12,820	1,984,536
Schneider Electric S.A.	28,783	1,618,128
Sensata Technologies Holding B.V. (a)	86,430	2,481,405
W.W. Grainger, Inc.	7,410	1,517,790

		$16,311,739
Electronics - 4.8%
ASML Holding N.V.	19,150	$1,101,125
Microchip Technology, Inc.	87,740	2,928,761
Samsung Electronics Co. Ltd.	1,684	1,933,772
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	233,058	3,255,820

		$9,219,478
Energy - Independent - 1.4%
Occidental Petroleum Corp.	30,440	$2,649,193

Energy - Integrated - 0.9%
Exxon Mobil Corp.	20,790	$1,805,612

Food & Beverages - 4.6%
Groupe Danone	77,261	$4,694,629
Mead Johnson Nutrition Co., “A”	11,870	866,035
Nestle S.A.	17,804	1,093,984
PepsiCo, Inc.	28,680	2,085,896

		$8,740,544
Food & Drug Stores - 0.0%
Sundrug Co. Ltd.	2,100	$73,162

General Merchandise - 2.2%
Kohl’s Corp.	19,820	$985,450
Lojas Renner S.A.	49,600	1,483,014
Target Corp.	27,240	1,652,106

		$4,120,570

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 2.9%
Google, Inc., “A” (a)	6,570	$4,158,613
Yahoo Japan Corp.	4,039	1,467,012

		$5,625,625
Machinery & Tools - 1.3%
Schindler Holding AG	21,426	$2,499,911

Major Banks - 2.1%
HSBC Holdings PLC	197,680	$1,654,730
Standard Chartered PLC	104,628	2,387,673

		$4,042,403
Medical & Health Technology & Services - 1.3%
Diagnosticos da America S.A.	92,400	$518,544
Fresenius Medical Care AG & Co. KGaA	13,372	969,607
Patterson Cos., Inc.	28,430	969,463

		$2,457,614
Medical Equipment - 6.7%
Becton, Dickinson & Co.	13,070	$989,530
DENTSPLY International, Inc.	52,390	1,903,853
Essilor International S.A.	11,313	982,156
Sonova Holding AG	24,904	2,354,011
St. Jude Medical, Inc.	47,000	1,755,920
Thermo Fisher Scientific, Inc.	58,010	3,229,417
Waters Corp. (a)	20,600	1,596,088

		$12,810,975
Metals & Mining - 1.4%
Rio Tinto PLC	57,780	$2,669,245

Network & Telecom - 0.5%
Cisco Systems, Inc.	61,720	$984,434

Oil Services - 2.2%
National Oilwell Varco, Inc.	10,740	$776,502
Schlumberger Ltd.	49,190	3,505,279

		$4,281,781
Other Banks & Diversified Financials - 5.9%
Banco Santander Brasil S.A., ADR	263,420	$2,009,895
Credicorp Ltd.	11,980	1,388,961
HDFC Bank Ltd.	108,388	1,140,543
Julius Baer Group Ltd.	65,394	2,333,558
MasterCard, Inc., “A”	3,390	1,479,972
Visa, Inc., “A”	22,660	2,924,726

		$11,277,655
Pharmaceuticals - 2.2%
Allergan, Inc.	13,920	$1,142,414
Bayer AG	26,937	2,044,339
Johnson & Johnson	14,950	1,034,839

		$4,221,592

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 1.0%
Kuehne & Nagel International AG	16,050	$1,821,697

Real Estate - 0.3%
Brasil Brokers Participacoes S.A.	210,600	$647,462

Specialty Chemicals - 3.2%
Croda International PLC	21,886	$803,258
L’Air Liquide S.A.	8,410	937,001
Linde AG	12,007	1,788,322
Praxair, Inc.	13,510	1,401,798
Symrise AG	39,570	1,242,368

		$6,172,747
Specialty Stores - 1.4%
Industria de Diseno Textil S.A.	25,739	$2,638,290

Telecommunications - Wireless - 0.5%
MTN Group Ltd.	51,540	$925,555

Trucking - 1.0%
Expeditors International of Washington, Inc.	54,610	$1,942,478
Total Common Stocks		$189,976,465

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	452,709	$452,709
Total Investments		$190,429,174

Other Assets, Less Liabilities - 0.6%		1,067,460
Net Assets - 100.0%		$191,496,634

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$100,065,971	$—	$—	$100,065,971
France	—	23,199,092	—	23,199,092
United Kingdom	4,323,975	15,621,048	—	19,945,023
Switzerland	—	11,533,952	—	11,533,952
Brazil	8,499,878	—	—	8,499,878
Germany	1,788,321	5,804,086	—	7,592,407
Taiwan	3,255,820	—	—	3,255,820
Spain	—	2,638,290	—	2,638,290
Netherlands	1,101,125	1,295,513	—	2,396,638
Other Countries	3,269,106	7,580,288	—	10,849,394
Mutual Funds	452,709	—	—	452,709
Total Investments	$122,756,905	$67,672,269	$—	$190,429,174

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $5,370,645 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,654,730 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$180,547,222
Gross unrealized appreciation	$22,360,185
Gross unrealized depreciation	(12,478,233)
Net unrealized appreciation (depreciation)	$9,881,952

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,002,486	22,779,237	(23,329,014)	452,709

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,637	$452,709

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2012, are as follows:

United States	53.0%
France	12.1%
United Kingdom	10.4%
Switzerland	6.0%
Brazil	4.4%
Germany	4.0%
Taiwan	1.7%
Spain	1.4%
Netherlands	1.3%
Other Countries	5.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

July 31, 2012

MFS® STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 93.8%
Aerospace - 0.7%
Bombardier, Inc., 7.5%, 2018 (n)		$470,000	$517,000
Bombardier, Inc., 7.75%, 2020 (n)		155,000	174,181
CPI International, Inc., 8%, 2018		320,000	300,800
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	100,000	89,204
Huntington Ingalls Industries, Inc., 7.125%, 2021		$620,000	665,725
Kratos Defense & Security Solutions, Inc., 10%, 2017		345,000	370,875

			$2,117,785
Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.817%, 2013		$929,684	$906,442

Apparel Manufacturers - 0.3%
Hanesbrands, Inc., 8%, 2016		$135,000	$150,019
Hanesbrands, Inc., 6.375%, 2020		165,000	176,344
Jones Group, Inc., 6.875%, 2019		190,000	184,538
Levi Strauss & Co., 6.875%, 2022		45,000	46,294
Phillips-Van Heusen Corp., 7.375%, 2020		305,000	339,694

			$896,889
Asset-Backed & Securitized - 2.1%
Anthracite Ltd., “A”, CDO, FRN, 0.607%, 2019 (z)		$330,937	$287,915
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040 (z)		451,311	291,033
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)		557,756	562,664
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)		522,502	523,420
Crest Ltd., “A1” CDO, FRN, 0.941%, 2018 (z)		400,920	360,828
Crest Ltd., CDO, 7%, 2040 (a)(p)		467,595	23,380
Falcon Franchise Loan LLC, FRN, 5.67%, 2023 (i)(z)		1,194,631	112,534
Falcon Franchise Loan LLC, FRN, 5.808%, 2025 (i)(z)		882,109	138,491
First Union-Lehman Brothers Bank of America, FRN, 0.445%, 2035 (i)		9,517,541	130,438
GMAC LLC, FRN, 6.02%, 2033 (z)		682,969	701,711
Hertz Global Holdings, Inc., 4.26%, 2014 (n)		770,000	781,870
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)		310,000	316,965
KKR Financial CLO Ltd., “C”, FRN, 1.884%, 2021 (n)		523,730	418,984
Morgan Stanley Capital I, Inc., FRN, 1.333%, 2039 (i)(z)		3,857,548	81,973
Prudential Securities Secured Financing Corp., FRN, 7.216%, 2013 (z)		875,000	871,743
Salomon Brothers Mortgage Securities, Inc., FRN, 7.159%, 2032 (z)		1,044,215	1,075,040

			$6,678,989
Automotive - 1.9%
Accuride Corp., 9.5%, 2018		$575,000	$580,031
Allison Transmission, Inc., 7.125%, 2019 (n)		430,000	452,038
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021		230,000	239,488
Ford Motor Co., 7.45%, 2031		105,000	130,331
Ford Motor Credit Co. LLC, 12%, 2015		1,523,000	1,882,087
Ford Motor Credit Co. LLC, 8.125%, 2020		135,000	165,104
General Motors Financial Co., Inc., 6.75%, 2018		480,000	528,467
Goodyear Tire & Rubber Co., 7%, 2022		135,000	137,869
Harley-Davidson Financial Services, 3.875%, 2016 (n)		1,130,000	1,199,606
Jaguar Land Rover PLC, 8.125%, 2021 (n)		430,000	456,875
Lear Corp., 8.125%, 2020		176,000	198,220

			$5,970,116

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Basic Industry - 0.1%
Trimas Corp., 9.75%, 2017	$228,000	$254,220

Biotechnology - 0.4%
Life Technologies Corp., 6%, 2020	$960,000	$1,147,483

Broadcasting - 3.0%
Allbritton Communications Co., 8%, 2018	$160,000	$170,000
AMC Networks, Inc., 7.75%, 2021	194,000	219,705
CBS Corp., 5.75%, 2020	260,000	312,983
CBS Corp., 3.375%, 2022	911,000	946,907
Clear Channel Communications, Inc., 9%, 2021	301,000	251,335
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)	165,000	157,988
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (n)	15,000	14,063
Hughes Network Systems LLC, 7.625%, 2021	190,000	209,950
Inmarsat Finance PLC, 7.375%, 2017 (n)	275,000	297,000
Intelsat Bermuda Ltd., 11.25%, 2017	550,000	572,000
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	430,000	447,200
Intelsat Jackson Holdings Ltd., 11.25%, 2016	99,000	104,198
LBI Media, Inc., 8.5%, 2017 (z)	190,000	41,325
Liberty Media Corp., 8.5%, 2029	260,000	271,700
Liberty Media Corp., 8.25%, 2030	175,000	181,125
Local TV Finance LLC, 9.25%, 2015 (p)(z)	254,002	259,082
NBCUniversal Media LLC, 5.95%, 2041	939,000	1,189,153
Newport Television LLC, 13%, 2017 (n)(p)	283,309	304,557
News America, Inc., 8.5%, 2025	415,000	561,364
Nexstar Broadcasting Group, Inc., 8.875%, 2017	130,000	137,800
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	130,000	144,300
Sinclair Broadcast Group, Inc., 8.375%, 2018	50,000	54,500
SIRIUS XM Radio, Inc., 13%, 2013 (n)	180,000	199,800
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	180,000	204,300
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	440,000	477,400
Townsquare Radio LLC, 9%, 2019 (z)	120,000	126,900
Univision Communications, Inc., 6.875%, 2019 (n)	390,000	405,600
Univision Communications, Inc., 7.875%, 2020 (n)	135,000	145,463
Univision Communications, Inc., 8.5%, 2021 (n)	225,000	227,250
Vivendi S.A., 4.75%, 2022 (n)	990,000	975,645

		$9,610,593
Brokerage & Asset Managers - 0.6%
BlackRock, Inc., 3.375%, 2022	$325,000	$340,094
E*TRADE Financial Corp., 7.875%, 2015	225,000	229,781
E*TRADE Financial Corp., 12.5%, 2017	240,000	274,800
TD AMERITRADE Holding Corp., 5.6%, 2019	1,045,000	1,215,774

		$2,060,449
Building - 0.8%
Building Materials Holding Corp., 6.875%, 2018 (n)	$125,000	$134,688
Building Materials Holding Corp., 7%, 2020 (n)	290,000	316,100
Building Materials Holding Corp., 6.75%, 2021 (n)	115,000	125,638
CRH PLC, 8.125%, 2018	590,000	712,268
HD Supply, Inc., 8.125%, 2019 (n)	145,000	158,050
Masonite International Corp., 8.25%, 2021 (n)	305,000	317,200
Nortek, Inc., 8.5%, 2021	435,000	448,050
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	95,000	101,888

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
USG Corp., 7.875%, 2020 (n)		$150,000	$159,563

			$2,473,445
Business Services - 0.5%
Ceridian Corp., 12.25%, 2015 (p)		$195,000	$193,538
Ceridian Corp., 8.875%, 2019 (z)		90,000	94,725
Fidelity National Information Services, Inc., 7.625%, 2017		135,000	149,175
Fidelity National Information Services, Inc., 5%, 2022 (n)		125,000	131,875
iGate Corp., 9%, 2016		425,000	450,500
Iron Mountain, Inc., 8.375%, 2021		360,000	398,700
SunGard Data Systems, Inc., 10.25%, 2015		43,000	44,021
SunGard Data Systems, Inc., 7.375%, 2018		120,000	127,500

			$1,590,034
Cable TV - 2.3%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$70,000	$73,063
CCH II LLC, 13.5%, 2016		305,000	337,788
CCO Holdings LLC, 7.875%, 2018		465,000	507,431
CCO Holdings LLC, 8.125%, 2020		470,000	531,100
Cequel Communications Holdings, 8.625%, 2017 (n)		160,000	172,400
CSC Holdings LLC, 8.5%, 2014		185,000	203,963
DIRECTV Holdings LLC, 5.875%, 2019		370,000	440,175
DIRECTV Holdings LLC, 3.8%, 2022		1,230,000	1,300,041
DISH DBS Corp., 6.75%, 2021		170,000	185,938
EchoStar Corp., 7.125%, 2016		170,000	187,638
Myriad International Holdings B.V., 6.375%, 2017 (n)		271,000	301,488
Time Warner Cable, Inc., 8.25%, 2019		920,000	1,224,031
UPC Holding B.V., 9.875%, 2018 (n)		215,000	237,575
UPCB Finance III Ltd., 6.625%, 2020 (n)		421,000	436,788
Videotron Ltee, 5%, 2022		160,000	167,200
Virgin Media Finance PLC, 9.5%, 2016		65,000	72,719
Virgin Media Finance PLC, 8.375%, 2019		160,000	181,000
Virgin Media Finance PLC, 5.25%, 2022		310,000	320,850
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	225,000	301,756

			$7,182,944
Chemicals - 2.0%
Cabot Corp., 3.7%, 2022		$1,260,000	$1,287,382
Celanese U.S. Holdings LLC, 6.625%, 2018		490,000	536,550
Dow Chemical Co., 8.55%, 2019		1,410,000	1,914,921
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		360,000	364,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		70,000	59,150
Huntsman International LLC, 8.625%, 2021		230,000	264,500
INEOS Finance PLC, 8.375%, 2019 (n)		210,000	217,350
INEOS Group Holdings PLC, 8.5%, 2016 (n)		215,000	194,575
LyondellBasell Industries N.V., 6%, 2021		320,000	368,000
Momentive Performance Materials, Inc., 12.5%, 2014		410,000	427,425
Momentive Performance Materials, Inc., 11.5%, 2016		256,000	176,000
Polypore International, Inc., 7.5%, 2017		275,000	294,250
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		347,000	387,096

			$6,491,699
Computer Software - 0.6%
Lawson Software, Inc., 11.5%, 2018 (n)		$345,000	$390,713
Lawson Software, Inc., 9.375%, 2019 (n)		90,000	96,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - continued
Oracle Corp., 5.375%, 2040	$607,000	$799,738
Syniverse Holdings, Inc., 9.125%, 2019	370,000	404,225
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)	130,000	140,400
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	65,000	76,619

		$1,907,995
Computer Software - Systems - 0.3%
Audatex North America, Inc., 6.75%, 2018 (n)	$125,000	$133,438
CDW LLC/CDW Finance Corp., 12.535%, 2017	85,000	91,163
CDW LLC/CDW Finance Corp., 8.5%, 2019	495,000	524,700
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	255,000	281,138

		$1,030,439
Conglomerates - 0.5%
Amsted Industries, Inc., 8.125%, 2018 (n)	$545,000	$577,700
Dynacast International LLC, 9.25%, 2019	215,000	221,988
Griffon Corp., 7.125%, 2018	425,000	444,125
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	375,000	425,024

		$1,668,837
Consumer Products - 0.5%
ACCO Brands Corp., 6.75%, 2020	$45,000	$48,375
Easton-Bell Sports, Inc., 9.75%, 2016	240,000	262,200
Elizabeth Arden, Inc., 7.375%, 2021	280,000	308,000
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	20,000	21,100
Jarden Corp., 7.5%, 2020	315,000	347,681
Libbey Glass, Inc., 6.875%, 2020 (n)	95,000	100,225
Mattel, Inc., 5.45%, 2041	478,000	557,652

		$1,645,233
Consumer Services - 0.7%
eBay, Inc., 2.6%, 2022	$659,000	$672,076
Experian Finance PLC, 2.375%, 2017 (n)	353,000	356,863
Service Corp. International, 7%, 2017	975,000	1,109,063

		$2,138,002
Containers - 0.8%
Ardagh Packaging Finance PLC, 7.375%, 2017 (z)	$260,000	$278,525
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	220,000	229,075
Ball Corp., 5%, 2022	160,000	169,200
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020 (z)	125,000	130,313
Greif, Inc., 6.75%, 2017	915,000	995,063
Reynolds Group, 7.75%, 2016	145,000	152,250
Reynolds Group, 7.125%, 2019	180,000	191,250
Reynolds Group, 9.875%, 2019 (n)	100,000	106,000
Reynolds Group, 8.25%, 2021	205,000	201,413
Sealed Air Corp., 8.125%, 2019 (n)	50,000	56,125
Sealed Air Corp., 8.375%, 2021 (n)	50,000	57,000

		$2,566,214
Defense Electronics - 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,415,749
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	380,000	447,940
ManTech International Corp., 7.25%, 2018	245,000	259,088

		$2,122,777

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electrical Equipment - 0.3%
Avaya, Inc., 9.75%, 2015	$200,000	$156,000
Avaya, Inc., 7%, 2019 (n)	80,000	72,100
Ericsson, Inc., 4.125%, 2022	670,000	682,673

		$910,773
Electronics - 0.4%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$295,000	$315,650
Nokia Corp., 5.375%, 2019	110,000	85,365
Sensata Technologies B.V., 6.5%, 2019 (n)	500,000	521,250
Tyco Electronics Group S.A., 3.5%, 2022	275,000	285,140

		$1,207,405
Emerging Market Quasi-Sovereign - 2.6%
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	$254,000	$252,730
CEZ A.S., 4.25%, 2022 (n)	452,000	473,606
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	204,000	220,056
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	494,000	543,894
Comision Federal de Electricidad, 5.75%, 2042 (n)	639,000	722,070
Development Bank of Kazakhstan, 5.5%, 2015 (n)	283,000	297,716
Gaz Capital S.A., 9.25%, 2019	177,000	229,155
Gaz Capital S.A., 5.999%, 2021 (n)	570,000	637,220
Korea Gas Corp., 2.25%, 2017 (z)	700,000	693,572
Pertamina PT, 6%, 2042 (n)	201,000	215,824
Petrobras International Finance Co., 7.875%, 2019	494,000	612,725
Petrobras International Finance Co., 6.75%, 2041	414,000	519,693
Petroleos Mexicanos, 5.5%, 2021	542,000	631,430
Petroleos Mexicanos, 4.875%, 2022 (n)	344,000	387,860
Petroleos Mexicanos, 6.5%, 2041 (n)	292,000	369,380
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	200,000	216,000
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	632,879	686,674
Sberbank of Russia, 6.125%, 2022 (n)	285,000	309,795
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	200,000	215,340

		$8,234,740
Emerging Market Sovereign - 0.8%
Republic of Colombia, 6.125%, 2041	$210,000	$290,325
Republic of Indonesia, 4.875%, 2021 (n)	200,000	227,000
Republic of Philippines, 5.5%, 2026	200,000	247,500
Republic of Philippines, 6.375%, 2034	300,000	408,000
Republic of Slovakia, 4.375%, 2022 (n)	600,000	618,000
Republic of South Africa, 4.665%, 2024	526,000	593,065
Russian Federation, 5.625%, 2042 (n)	200,000	237,000

		$2,620,890
Energy - Independent - 3.4%
ATP Oil & Gas Corp., 11.875%, 2015	$130,000	$50,050
BreitBurn Energy Partners LP, 8.625%, 2020	140,000	149,450
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	160,000	161,600
Carrizo Oil & Gas, Inc., 8.625%, 2018	105,000	113,663
Chaparral Energy, Inc., 7.625%, 2022 (n)	340,000	356,150
Chesapeake Energy Corp., 6.875%, 2020	180,000	178,200
Concho Resources, Inc., 8.625%, 2017	175,000	193,375
Concho Resources, Inc., 6.5%, 2022	365,000	390,550
Continental Resources, Inc., 8.25%, 2019	265,000	300,775
Denbury Resources, Inc., 8.25%, 2020	460,000	517,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Energy XXI Gulf Coast, Inc., 9.25%, 2017	$510,000	$564,825
EQT Corp., 4.875%, 2021	431,000	456,891
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	735,000	791,044
EXCO Resources, Inc., 7.5%, 2018	430,000	389,150
Harvest Operations Corp., 6.875%, 2017 (n)	455,000	487,988
Hess Corp., 8.125%, 2019	270,000	354,351
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	115,000	126,788
Laredo Petroleum, Inc., 9.5%, 2019	200,000	226,000
LINN Energy LLC, 6.5%, 2019 (n)	115,000	114,713
LINN Energy LLC, 8.625%, 2020	160,000	173,600
LINN Energy LLC, 7.75%, 2021	206,000	217,330
Newfield Exploration Co., 6.875%, 2020	450,000	492,750
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	787,000	693,544
Pioneer Natural Resources Co., 7.5%, 2020	234,000	290,742
Plains Exploration & Production Co., 8.625%, 2019	290,000	326,250
QEP Resources, Inc., 6.875%, 2021	525,000	593,250
Range Resources Corp., 8%, 2019	190,000	210,425
SandRidge Energy, Inc., 8%, 2018 (n)	505,000	525,200
SM Energy Co., 6.5%, 2021	280,000	289,800
Southwestern Energy Co., 4.1%, 2022 (n)	555,000	579,953
Talisman Energy, Inc., 7.75%, 2019	120,000	151,644
Whiting Petroleum Corp., 6.5%, 2018	155,000	166,238

		$10,633,789
Energy - Integrated - 1.0%
BP Capital Markets PLC, 4.5%, 2020	$272,000	$318,716
BP Capital Markets PLC, 4.742%, 2021	760,000	904,134
Cenovus Energy, Inc., 4.5%, 2014	320,000	342,915
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	534,000	600,750
Petro-Canada Financial Partnership, 5%, 2014	860,000	931,363

		$3,097,878
Engineering - Construction - 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$230,000	$230,000

Entertainment - 0.5%
AMC Entertainment, Inc., 8.75%, 2019	$455,000	$493,675
AMC Entertainment, Inc., 9.75%, 2020	295,000	320,075
Cedar Fair LP, 9.125%, 2018	190,000	213,869
Cinemark USA, Inc., 8.625%, 2019	385,000	429,275

		$1,456,894
Financial Institutions - 2.0%
Ally Financial, Inc., 5.5%, 2017	$360,000	$375,036
CIT Group, Inc., 5.25%, 2014 (n)	400,000	417,000
CIT Group, Inc., 7%, 2017 (n)	257,220	258,506
CIT Group, Inc., 5.25%, 2018	330,000	349,388
CIT Group, Inc., 6.625%, 2018 (n)	314,000	343,830
CIT Group, Inc., 5.5%, 2019 (n)	335,000	353,425
General Electric Capital Corp., 6%, 2019	300,000	361,574
General Electric Capital Corp., 5.5%, 2020	710,000	836,740
GMAC, Inc., 8%, 2031	60,000	71,850
Icahn Enterprise LP, 8%, 2018 (z)	47,000	49,938
Icahn Enterprises LP, 8%, 2018	140,000	148,750
International Lease Finance Corp., 4.875%, 2015	125,000	126,898

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
International Lease Finance Corp., 8.625%, 2015		$135,000	$152,213
International Lease Finance Corp., 7.125%, 2018 (n)		390,000	441,188
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		485,000	523,800
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		115,000	123,050
PHH Corp., 9.25%, 2016		270,000	291,600
SLM Corp., 8.45%, 2018		210,000	239,400
SLM Corp., 8%, 2020		770,000	864,325
SLM Corp., 7.25%, 2022		55,000	58,900

			$6,387,411
Food & Beverages - 3.1%
Anheuser-Busch InBev S.A., 7.75%, 2019		$1,100,000	$1,477,784
ARAMARK Corp., 8.5%, 2015		240,000	245,702
B&G Foods, Inc., 7.625%, 2018		480,000	518,400
Campbell Soup Co., 2.5%, 2022		363,000	363,319
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		101,000	110,022
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		80,000	79,696
Kraft Foods Group, Inc., 6.125%, 2018 (n)		720,000	891,986
Kraft Foods, Inc., 3.5%, 2022 (n)		963,000	1,020,610
Miller Brewing Co., 5.5%, 2013 (n)		1,370,000	1,430,929
Pernod Ricard S.A., 5.75%, 2021 (n)		594,000	693,730
Pernod-Ricard S.A., 4.45%, 2022 (n)		213,000	231,123
Pinnacle Foods Finance LLC, 9.25%, 2015		360,000	368,100
Pinnacle Foods Finance LLC, 8.25%, 2017		80,000	85,500
SABMiller Holdings, Inc., 3.75%, 2022 (n)		904,000	991,392
TreeHouse Foods, Inc., 7.75%, 2018		235,000	253,800
Tyson Foods, Inc., 6.85%, 2016		560,000	632,800
Tyson Foods, Inc., 4.5%, 2022		448,000	452,480

			$9,847,373
Food & Drug Stores - 0.4%
CVS Caremark Corp., 5.75%, 2041		$1,020,000	$1,306,879

Forest & Paper Products - 0.4%
Boise, Inc., 8%, 2020		$280,000	$315,700
Cascades, Inc., 7.75%, 2017		185,000	191,475
Georgia-Pacific Corp., 8%, 2024		101,000	138,720
Graphic Packaging Holding Co., 7.875%, 2018		190,000	210,900
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	195,000	260,322
Tembec Industries, Inc., 11.25%, 2018 (n)		$135,000	140,063

			$1,257,180
Gaming & Lodging - 1.7%
Boyd Gaming Corp., 7.125%, 2016		$131,000	$126,415
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		75,000	75,281
Choice Hotels International, Inc., 5.75%, 2022		45,000	47,925
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		315,000	197
GWR Operating Partnership LLP, 10.875%, 2017		135,000	152,550
Harrah’s Operating Co., Inc., 11.25%, 2017		605,000	654,913
Harrah’s Operating Co., Inc., 10%, 2018		3,000	1,905
Host Hotels & Resorts, Inc., 5.25%, 2022 (n)		175,000	185,281
Isle of Capri Casinos, Inc., 8.875%, 2020 (z)		135,000	135,169
Marriott International, Inc., 5.625%, 2013		630,000	645,564
MGM Mirage, 10.375%, 2014		45,000	51,075
MGM Mirage, 6.625%, 2015		110,000	113,713

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - continued
MGM Mirage, 7.5%, 2016		$60,000	$62,025
MGM Resorts International, 11.375%, 2018		300,000	346,500
MGM Resorts International, 9%, 2020		250,000	278,438
Penn National Gaming, Inc., 8.75%, 2019		445,000	492,281
Pinnacle Entertainment, Inc., 8.75%, 2020		150,000	163,125
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (n)		45,000	46,969
Seven Seas Cruises S. DE R.L., 9.125%, 2019		365,000	380,513
Wyndham Worldwide Corp., 6%, 2016		4,000	4,472
Wyndham Worldwide Corp., 5.75%, 2018		760,000	850,964
Wyndham Worldwide Corp., 7.375%, 2020		170,000	204,480
Wynn Las Vegas LLC, 7.75%, 2020		290,000	321,900

			$5,341,655
Industrial - 0.7%
Altra Holdings, Inc., 8.125%, 2016		$170,000	$181,475
Hyva Global B.V., 8.625%, 2016 (n)		200,000	170,500
Johns Hopkins University, 5.25%, 2019		1,180,000	1,413,734
Mueller Water Products, Inc., 8.75%, 2020		219,000	244,733
SPL Logistics Escrow, LLC, 8.875%, 2020 (z)		140,000	142,800

			$2,153,242
Insurance - 2.0%
Allianz AG, FRN, 5.5%, 2049	EUR	947,000	$1,159,363
American International Group, Inc., 3%, 2015		$20,000	20,360
American International Group, Inc., 8.25%, 2018		280,000	344,964
American International Group, Inc., 8.175% to 2038, FRN to 2068		940,000	1,071,600
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		400,000	498,000
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		430,000	461,906
Principal Financial Group, Inc., 8.875%, 2019		650,000	864,379
Prudential Financial, Inc., 6.2%, 2015		660,000	730,915
Unum Group, 7.125%, 2016		945,000	1,100,418

			$6,251,905
Insurance - Health - 0.1%
AMERIGROUP Corp., 7.5%, 2019		$140,000	$164,150

Insurance - Property & Casualty - 2.8%
Aon Corp., 3.5%, 2015		$760,000	$797,330
AXIS Capital Holdings Ltd., 5.75%, 2014		1,035,000	1,098,029
AXIS Capital Holdings Ltd., 5.875%, 2020		370,000	406,041
CNA Financial Corp., 5.875%, 2020		990,000	1,131,792
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		757,000	775,179
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)		365,000	505,525
PartnerRe Ltd., 5.5%, 2020		583,000	633,080
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		920,000	861,350
Travelers Cos., Inc., 3.9%, 2020		1,270,000	1,427,866
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		1,095,000	1,100,475

			$8,736,667
International Market Quasi-Sovereign - 2.3%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$1,090,000	$1,294,101
ING Bank N.V., 3.9%, 2014 (n)		1,060,000	1,114,301
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		3,000,000	2,965,623
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		553,000	583,288
Vestjysk Bank A/S, FRN, 1.017%, 2013 (n)		710,000	712,057

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
Westpac Banking Corp., 3.45%, 2014 (n)		$520,000	$548,834

			$7,218,204
International Market Sovereign - 10.4%
Federal Republic of Germany, 3.75%, 2015	EUR	1,675,000	$2,251,473
Federal Republic of Germany, 4.25%, 2018	EUR	677,000	1,013,238
Federal Republic of Germany, 6.25%, 2030	EUR	564,000	1,136,058
Government of Australia, 5.75%, 2021	AUD	264,000	337,550
Government of Bermuda, 5.603%, 2020 (n)		$295,000	341,758
Government of Canada, 4.5%, 2015	CAD	546,000	595,126
Government of Canada, 4.25%, 2018	CAD	290,000	335,126
Government of Canada, 5.75%, 2033	CAD	86,000	135,546
Government of Japan, 1.7%, 2017	JPY	231,350,000	3,170,047
Government of Japan, 1.1%, 2020	JPY	121,000,000	1,615,806
Government of Japan, 2.1%, 2024	JPY	56,000,000	804,691
Government of Japan, 2.2%, 2027	JPY	123,300,000	1,770,781
Government of Japan, 2.4%, 2037	JPY	130,200,000	1,881,516
Kingdom of Belgium, 5.5%, 2017	EUR	728,000	1,076,490
Kingdom of Denmark, 3%, 2021	DKK	1,532,000	296,032
Kingdom of Spain, 4.6%, 2019	EUR	1,168,000	1,278,738
Kingdom of Sweden, 5%, 2020	SEK	1,100,000	208,673
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,310,000	1,729,809
Kingdom of the Netherlands, 5.5%, 2028	EUR	148,000	263,752
Republic of Austria, 4.65%, 2018	EUR	543,000	797,185
Republic of Finland, 3.875%, 2017	EUR	152,000	217,496
Republic of France, 6%, 2025	EUR	371,000	637,472
Republic of France, 4.75%, 2035	EUR	790,000	1,252,501
Republic of Iceland, 4.875%, 2016 (n)		$593,000	597,656
Republic of Iceland, 5.875%, 2022 (n)		113,000	115,320
Republic of Italy, 4.25%, 2015	EUR	619,000	759,261
Republic of Italy, 5.25%, 2017	EUR	1,872,000	2,292,115
Republic of Italy, 3.75%, 2021	EUR	709,000	755,458
State of Israel, 4%, 2022		$1,496,000	1,589,500
United Kingdom Treasury, 8%, 2015	GBP	746,000	1,477,284
United Kingdom Treasury, 8%, 2021	GBP	552,000	1,352,677
United Kingdom Treasury, 4.25%, 2036	GBP	513,000	1,018,253

			$33,104,388
Local Authorities - 0.5%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$820,000	$821,665
Province of Ontario, 5.45%, 2016		745,000	870,086

			$1,691,751
Machinery & Tools - 1.0%
Atlas Copco AB, 5.6%, 2017 (n)		$1,073,000	$1,222,770
Case Corp., 7.25%, 2016		145,000	160,950
Case New Holland, Inc., 7.875%, 2017		775,000	908,688
CNH Capital LLC, 6.25%, 2016 (n)		75,000	80,813
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)		195,000	202,800
RSC Equipment Rental, Inc., 8.25%, 2021		315,000	341,775
UR Financing Escrow Corp., 5.75%, 2018 (n)		135,000	141,075
UR Financing Escrow Corp., 7.625%, 2022 (n)		139,000	147,861

			$3,206,732

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - 6.1%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$913,000	$964,676
Bank of America Corp., 7.375%, 2014	460,000	499,111
Bank of America Corp., 6.5%, 2016	1,305,000	1,473,268
Barclays Bank PLC, 5.125%, 2020	770,000	838,087
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	600,000	543,600
BNP Paribas, FRN, 3.218%, 2014	164,000	166,863
Commonwealth Bank of Australia, 5%, 2019 (n)	760,000	859,066
Credit Suisse New York, 5.5%, 2014	650,000	693,433
DBS Bank Ltd., 2.35%, 2017 (n)	980,000	999,337
Goldman Sachs Group, Inc., 6%, 2014	450,000	480,298
Goldman Sachs Group, Inc., 5.75%, 2022	1,213,000	1,324,989
HSBC Holdings PLC, 4%, 2022	1,047,000	1,120,580
HSBC USA, Inc., 4.875%, 2020	930,000	982,937
ING Bank N.V., 3.75%, 2017 (n)	1,233,000	1,273,084
Intesa Sanpaolo S.p.A., FRN, 2.867%, 2014 (n)	590,000	555,763
JPMorgan Chase & Co., 4.625%, 2021	870,000	968,328
Macquarie Bank Ltd., 5%, 2017 (n)	769,000	796,911
Macquarie Group Ltd., 6%, 2020 (n)	428,000	437,818
Merrill Lynch & Co., Inc., 6.4%, 2017	400,000	451,523
Morgan Stanley, 6%, 2014	620,000	652,386
Morgan Stanley, 7.3%, 2019	250,000	275,888
Morgan Stanley, 5.625%, 2019	420,000	424,515
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	145,000	118,175
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	460,000	400,200
Standard Chartered PLC, 3.85%, 2015 (n)	850,000	896,716
UFJ Finance Aruba AEC, 6.75%, 2013	648,000	678,709
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	405,000	453,600

		$19,329,861
Medical & Health Technology & Services - 3.0%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$433,000	$465,472
Biomet, Inc., 10%, 2017	190,000	202,350
Biomet, Inc., 10.375%, 2017 (p)	135,000	144,450
Biomet, Inc., 11.625%, 2017	165,000	177,581
Biomet, Inc., 6.5%, 2020 (z)	70,000	72,100
Cardinal Health, Inc., 5.8%, 2016	840,000	976,527
Davita, Inc., 6.375%, 2018	490,000	520,625
Davita, Inc., 6.625%, 2020	315,000	333,900
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	185,000	213,444
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	245,000	263,069
HCA, Inc., 8.5%, 2019	1,045,000	1,177,584
HCA, Inc., 7.5%, 2022	310,000	347,975
HCA, Inc., 5.875%, 2022	135,000	145,294
HealthSouth Corp., 8.125%, 2020	670,000	741,188
Hologic, Inc., 6.25%, 2020 (z)	45,000	47,588
Hospira, Inc., 6.05%, 2017	490,000	554,568
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	215,000	210,700
McKesson Corp., 5.7%, 2017	370,000	435,322
Owens & Minor, Inc., 6.35%, 2016	710,000	778,441
Physio-Control International, Inc., 9.875%, 2019 (z)	185,000	199,338
Select Medical Corp., 7.625%, 2015	225,000	227,250
Tenet Healthcare Corp., 9.25%, 2015	190,000	212,325
Truven Health Analytics, Inc., 10.625%, 2020 (z)	140,000	148,750
Universal Health Services, Inc., 7%, 2018	210,000	226,800
Universal Hospital Services, Inc., 8.5%, 2015 (p)	315,000	323,033

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Universal Hospital Services, Inc., 7.625%, 2020 (z)	$240,000	$244,800
Universal Hospital Services, Inc., FRN, 4.111%, 2015	90,000	87,638
Vanguard Health Systems, Inc., 8%, 2018	175,000	182,875

		$9,660,987
Metals & Mining - 1.5%
AngloGold Ashanti Holdings PLC, 5.125%, 2022	$276,000	$283,274
Arch Coal, Inc., 7.25%, 2020	280,000	242,900
Cloud Peak Energy, Inc., 8.25%, 2017	560,000	588,000
Cloud Peak Energy, Inc., 8.5%, 2019	280,000	296,100
Consol Energy, Inc., 8%, 2017	195,000	206,213
Consol Energy, Inc., 8.25%, 2020	130,000	138,125
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	250,000	263,125
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	619,000	604,130
Peabody Energy Corp., 6%, 2018 (n)	125,000	125,000
Peabody Energy Corp., 6.25%, 2021 (n)	125,000	123,438
Southern Copper Corp., 6.75%, 2040	450,000	519,542
Vale Overseas Ltd., 4.375%, 2022	841,000	879,037
Vale Overseas Ltd., 6.875%, 2039	303,000	367,867

		$4,636,751
Mortgage-Backed - 1.1%
Fannie Mae, 5.5%, 2019 - 2036	$1,214,671	$1,331,218
Fannie Mae, 6.5%, 2031	93,842	108,066
Fannie Mae, 6%, 2034 (f)	1,107,345	1,246,282
Freddie Mac, 4.224%, 2020	818,658	942,415

		$3,627,981
Natural Gas - Distribution - 0.1%
AmeriGas Finance LLC, 6.75%, 2020	$245,000	$259,088
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	175,000	166,250

		$425,338
Natural Gas - Pipeline - 2.9%
Atlas Pipeline Partners LP, 8.75%, 2018	$465,000	$498,713
Crosstex Energy, Inc., 8.875%, 2018	430,000	455,800
El Paso Corp., 7%, 2017	410,000	469,788
El Paso Corp., 7.75%, 2032	465,000	544,607
Enbridge Energy Partners LP, 4.2%, 2021	1,190,000	1,291,262
Energy Transfer Equity LP, 7.5%, 2020	380,000	434,150
Energy Transfer Partners LP, 6.5%, 2042	779,000	887,539
Enterprise Products Partners LP, 6.3%, 2017	870,000	1,047,445
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	181,000	198,195
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	113,000	123,170
Kinder Morgan Energy Partners LP, 5.85%, 2012	803,000	807,824
Kinder Morgan Energy Partners LP, 6.375%, 2041	1,070,000	1,315,100
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	147,000	139,650
Spectra Energy Capital LLC, 8%, 2019	679,000	886,574

		$9,099,817
Network & Telecom - 2.0%
AT&T, Inc., 5.5%, 2018	$660,000	$798,854
AT&T, Inc., 3.875%, 2021	670,000	753,881
Centurylink, Inc., 7.65%, 2042	810,000	832,100
Cincinnati Bell, Inc., 8.25%, 2017	90,000	95,175

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - continued
Citizens Communications Co., 9%, 2031		$185,000	$182,225
France Telecom, 4.375%, 2014		640,000	675,896
Frontier Communications Corp., 8.125%, 2018		220,000	239,800
Qwest Communications International, Inc., 7.125%, 2018 (n)		270,000	287,213
Qwest Corp., 7.5%, 2014		560,000	628,372
Telefonica S.A., 5.877%, 2019		80,000	75,229
Verizon Communications, Inc., 8.75%, 2018		690,000	959,783
Windstream Corp., 8.125%, 2018		55,000	58,713
Windstream Corp., 7.75%, 2020		500,000	532,500
Windstream Corp., 7.75%, 2021		115,000	123,050

			$6,242,791
Oil Services - 0.5%
Chesapeake Energy Corp., 6.625%, 2019 (n)		$100,000	$91,000
Dresser-Rand Group, Inc., 6.5%, 2021		130,000	136,500
Pioneer Energy Services Corp., 9.875%, 2018		345,000	370,875
Transocean, Inc., 6%, 2018		670,000	771,403
Unit Corp., 6.625%, 2021 (z)		145,000	143,913
Unit Corp., 6.625%, 2021		190,000	188,575

			$1,702,266
Oils - 0.2%
Phillips 66, 4.3%, 2022 (n)		$534,000	$584,318

Other Banks & Diversified Financials - 3.5%
American Express Centurion Bank, 5.5%, 2013		$510,000	$527,601
Bancolombia S.A., 5.95%, 2021		398,000	435,810
Citigroup, Inc., 6.375%, 2014		630,000	680,519
Citigroup, Inc., 6.01%, 2015		530,000	574,991
Citigroup, Inc., 8.5%, 2019		461,000	585,334
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		645,000	665,859
Itau Unibanco Holding S.A., 5.5%, 2022 (z)		525,000	524,937
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		265,000	248,553
Lloyds TSB Bank PLC, 5.8%, 2020 (n)		645,000	711,240
Rabobank Nederland N.V., 3.375%, 2017		525,000	553,429
Santander Holdings USA, Inc., 4.625%, 2016		130,000	128,935
Santander International Debt S.A., 2.991%, 2013 (n)		800,000	783,504
Santander UK PLC, 8.963% to 2030, FRN to 2049		618,000	630,360
SunTrust Banks, Inc., 3.5%, 2017		622,000	650,070
Svenska Handelsbanken AB, 4.875%, 2014 (n)		910,000	964,600
U.S. Bancorp, 2.95%, 2022		416,000	420,634
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049		635,000	622,300
Union Bank, 3%, 2016		1,250,000	1,315,080

			$11,023,756
Pharmaceuticals - 1.1%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	145,000	$198,033
Celgene Corp., 3.95%, 2020		$890,000	955,717
Pfizer, Inc., 6.2%, 2019		1,280,000	1,649,181
Teva Pharmaceutical Finance LLC, 5.55%, 2016		359,000	408,240
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		110,000	116,600
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		315,000	325,238

			$3,653,009

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pollution Control - 0.3%
Heckmann Corp., 9.875%, 2018 (z)	$185,000	$176,675
Republic Services, Inc., 5.25%, 2021	730,000	869,366

		$1,046,041
Printing & Publishing - 0.3%
American Media, Inc., 13.5%, 2018 (z)	$28,530	$27,032
Nielsen Finance LLC, 11.5%, 2016	133,000	149,625
Nielsen Finance LLC, 7.75%, 2018	270,000	303,750
Pearson Funding Four PLC, 3.75%, 2022 (n)	437,000	456,629

		$937,036
Railroad & Shipping - 0.0%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$125,000	$139,375

Real Estate - 1.9%
Boston Properties LP, REIT, 3.7%, 2018	$420,000	$447,898
Boston Properties LP, REIT, 3.85%, 2023	916,000	964,406
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	130,000	119,600
Entertainment Properties Trust, REIT, 7.75%, 2020	250,000	280,858
HCP, Inc., REIT, 5.375%, 2021	806,000	936,138
Kennedy Wilson, Inc., 8.75%, 2019	125,000	131,250
Kimco Realty Corp., REIT, 6.875%, 2019	191,000	233,677
MPT Operating Partnership LP, REIT, 6.875%, 2021	245,000	260,313
Simon Property Group, Inc., REIT, 6.1%, 2016	1,790,000	2,039,954
WEA Finance LLC, REIT, 6.75%, 2019 (n)	590,000	703,601

		$6,117,695
Retailers - 2.5%
Academy Ltd., 9.25%, 2019 (n)	$160,000	$176,000
AutoZone, Inc., 6.5%, 2014	1,210,000	1,306,124
AutoZone, Inc., 3.7%, 2022	172,000	180,686
Burlington Coat Factory Warehouse Corp., 10%, 2019	290,000	307,763
Dollar General Corp., 4.125%, 2017	706,000	732,475
Gap, Inc., 5.95%, 2021	1,118,000	1,180,740
J. Crew Group, Inc., 8.125%, 2019	250,000	257,188
Limited Brands, Inc., 5.25%, 2014	242,000	255,008
Limited Brands, Inc., 6.9%, 2017	205,000	231,394
Limited Brands, Inc., 7%, 2020	135,000	150,019
Limited Brands, Inc., 6.95%, 2033	115,000	112,556
Macy’s, Inc., 7.875%, 2015	860,000	1,015,155
Pantry, Inc., 8.375%, 2020 (z)	120,000	121,950
QVC, Inc., 7.375%, 2020 (n)	200,000	223,735
Rite Aid Corp., 9.25%, 2020	130,000	131,300
Sally Beauty Holdings, Inc., 6.875%, 2019	125,000	139,531
Staples, Inc., 9.75%, 2014	690,000	768,691
Toys “R” Us Property Co. II LLC, 8.5%, 2017	150,000	162,000
Toys “R” Us, Inc., 10.75%, 2017	415,000	458,575
Yankee Acquisition Corp., 8.5%, 2015	2,000	2,033
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	130,000	132,438

		$8,045,361
Specialty Chemicals - 0.3%
Ecolab, Inc., 4.35%, 2021	$720,000	$816,268
Koppers, Inc., 7.875%, 2019	115,000	125,350

		$941,618

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Stores - 0.1%
Gymboree Corp., 9.125%, 2018	$55,000	$51,356
Michaels Stores, Inc., 11.375%, 2016	210,000	222,340
Michaels Stores, Inc., 7.75%, 2018	140,000	149,975

		$423,671
Supermarkets - 0.3%
Delhaize Group, 5.875%, 2014	$740,000	$780,561
SUPERVALU, Inc., 7.5%, 2014	195,000	185,738

		$966,299
Telecommunications - Wireless - 2.4%
America Movil S.A.B. de C.V., 3.125%, 2022	$774,000	$796,391
American Tower Corp., REIT, 4.625%, 2015	440,000	466,951
American Tower Corp., REIT, 4.7%, 2022	732,000	764,215
Clearwire Corp., 12%, 2015 (n)	205,000	193,725
Cricket Communications, Inc., 7.75%, 2020	370,000	353,350
Crown Castle International Corp., 9%, 2015	175,000	190,859
Crown Castle International Corp., 7.125%, 2019	800,000	878,000
Crown Castle Towers LLC, 6.113%, 2020 (n)	838,000	986,834
Digicel Group Ltd., 12%, 2014 (n)	100,000	111,250
Digicel Group Ltd., 10.5%, 2018 (n)	345,000	368,288
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	100,000	107,200
MetroPCS Wireless, Inc., 7.875%, 2018	150,000	159,000
Rogers Cable, Inc., 5.5%, 2014	659,000	705,890
Sprint Capital Corp., 6.875%, 2028	225,000	201,375
Sprint Nextel Corp., 6%, 2016	425,000	430,313
Sprint Nextel Corp., 8.375%, 2017	310,000	338,675
Sprint Nextel Corp., 9%, 2018 (n)	75,000	87,563
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	505,000	419,150
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	245,000	218,050

		$7,777,079
Telephone Services - 0.3%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$120,000	$129,900
Level 3 Financing, Inc., 9.375%, 2019	255,000	279,225
Level 3 Financing, Inc., 8.625%, 2020	135,000	144,788
Oi S.A., 5.75%, 2022 (n)	299,000	307,223

		$861,136
Tobacco - 2.1%
Altria Group, Inc., 9.25%, 2019	$1,040,000	$1,467,424
B.A.T. International Finance PLC, 8.125%, 2013 (n)	810,000	880,376
B.A.T. International Finance PLC, 3.25%, 2022 (n)	1,882,000	1,926,647
Lorillard Tobacco Co., 8.125%, 2019	329,000	414,741
Lorillard Tobacco Co., 6.875%, 2020	480,000	585,751
Reynolds American, Inc., 6.75%, 2017	1,040,000	1,256,315

		$6,531,254
Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$248,000	$226,920

Transportation - Services - 1.3%
ACL I Corp., 10.625%, 2016 (p)	$305,066	$287,347
Aguila American Resources Ltd., 7.875%, 2018 (n)	230,000	243,800
Avis Budget Car Rental LLC, 8.25%, 2019	135,000	144,956

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - continued
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	$60,000	$64,425
Avis Budget Car Rental LLC, 9.75%, 2020	110,000	123,063
CEVA Group PLC, 8.375%, 2017 (n)	375,000	366,563
Commercial Barge Line Co., 12.5%, 2017	580,000	653,950
ERAC USA Finance Co., 6.375%, 2017 (n)	930,000	1,093,396
Navios Maritime Acquisition Corp., 8.625%, 2017	360,000	337,500
Navios Maritime Holdings, Inc., 8.875%, 2017 (z)	175,000	175,000
Navios Maritime Holdings, Inc., 8.875%, 2017	150,000	151,500
Swift Services Holdings, Inc., 10%, 2018	505,000	549,188

		$4,190,688
U.S. Government Agencies and Equivalents - 0.1%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$240,000	$255,526

Utilities - Electric Power - 4.2%
AES Corp., 8%, 2017	$485,000	$563,813
Allegheny Energy, Inc., 5.75%, 2019 (n)	800,000	876,823
Atlantic Power Corp., 9%, 2018	170,000	177,225
Calpine Corp., 8%, 2016 (n)	280,000	303,450
Calpine Corp., 7.875%, 2020 (n)	395,000	445,363
CMS Energy Corp., 4.25%, 2015	760,000	795,676
CMS Energy Corp., 5.05%, 2022	608,000	648,163
Covanta Holding Corp., 7.25%, 2020	210,000	230,486
Covanta Holding Corp., 6.375%, 2022	80,000	85,862
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	220,000	250,250
Duke Energy Corp., 3.35%, 2015	1,230,000	1,301,039
Edison Mission Energy, 7%, 2017	260,000	141,700
EDP Finance B.V., 6%, 2018 (n)	677,000	613,237
Energy Future Holdings Corp., 10%, 2020	360,000	389,250
Energy Future Holdings Corp., 10%, 2020	680,000	748,850
Energy Future Holdings Corp., 11.75%, 2022 (n)	245,000	253,575
Exelon Generation Co. LLC, 5.2%, 2019	360,000	402,318
GenOn Energy, Inc., 9.5%, 2018	25,000	27,563
GenOn Energy, Inc., 9.875%, 2020	445,000	487,275
NRG Energy, Inc., 7.375%, 2017	165,000	171,188
NRG Energy, Inc., 8.25%, 2020	680,000	732,700
Oncor Electric Delivery Co., 4.1%, 2022 (n)	922,000	980,244
PPL WEM Holdings PLC, 3.9%, 2016 (n)	930,000	969,563
Progress Energy, Inc., 3.15%, 2022	1,148,000	1,177,846
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	140,000	103,600
Waterford 3 Funding Corp., 8.09%, 2017	310,402	315,862

		$13,192,921
Total Bonds		$297,159,986

Floating Rate Loans (g)(r) - 0.0%
Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$130,430	$124,054

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%	4,740	$158,648

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	6,738	$34,970

Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (a)	27	$78,300

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	7,311	$40,576
Total Common Stocks		$153,846

Preferred Stocks - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (z)	160	$143,780
GMAC Capital Trust I, 8.125%	9,100	221,858
Total Preferred Stocks		$365,638

	Strike Price	First Exercise
Warrants - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	64	$185,600

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)			$300,000	$297,000

Money Market Funds - 5.4%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)			17,081,283	$17,081,283
Total Investments				$315,526,055

Other Assets, Less Liabilities - 0.4%				1,393,184
Net Assets - 100.0%				$316,919,239

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $79,327,149 representing 25.0% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$150,000	$143,780
American Media, Inc., 13.5%, 2018	12/28/10	28,922	27,032

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.607%, 2019	1/28/10	$256,107	$287,915
Ardagh Packaging Finance PLC, 7.375%, 2017	7/20/12	275,558	278,525
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040	3/01/06	451,311	291,033
Biomet, Inc., 6.5%, 2020	7/25/12	70,000	72,100
Ceridian Corp., 8.875%, 2019	6/28/12	90,000	94,725
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	522,502	523,420
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020	6/28/12-7/17/12	126,818	130,313
Crest Ltd., “A1” CDO, FRN, 0.941%, 2018	1/21/10	320,595	360,828
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	20,000	21,100
Falcon Franchise Loan LLC, FRN, 5.67%, 2023	1/18/02	48,327	112,534
Falcon Franchise Loan LLC, FRN, 5.808%, 2025	1/29/03	64,804	138,491
GMAC LLC, FRN, 6.02%, 2033	11/17/00	682,969	701,711
Heckler & Koch GmbH, 9.5%, 2018	5/06/11	141,968	89,204
Heckmann Corp., 9.875%, 2018	4/04/12	184,007	176,675
Hologic, Inc., 6.25%, 2020	7/19/12	45,000	47,588
Icahn Enterprise LP, 8%, 2018	7/09/12	49,564	49,938
Isle of Capri Casinos, Inc., 8.875%, 2020	7/26/12-7/30/12	135,706	135,169
Itau Unibanco Holding S.A., 5.5%, 2022	7/30/12	525,000	524,937
Korea Gas Corp., 2.25%, 2017	7/18/12	696,596	693,572
LBI Media, Inc., 8.5%, 2017	7/18/07	188,105	41,325
Local TV Finance LLC, 9.25%, 2015	12/10/07-12/16/11	251,739	259,082
Morgan Stanley Capital I, Inc., FRN, 1.333%, 2039	7/20/04	130,299	81,973
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12-6/15/12	193,993	202,800
Navios Maritime Holdings, Inc., 8.875%, 2017	6/27/12	175,000	175,000
Pantry, Inc., 8.375%, 2020	7/25/12	120,000	121,950
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	188,006	199,338
Prudential Securities Secured Financing Corp., FRN, 7.216%, 2013	12/06/04	885,396	871,743
SPL Logistics Escrow, LLC, 8.875%, 2020	7/24/12	140,000	142,800
Salomon Brothers Mortgage Securities, Inc., FRN, 7.159%, 2032	1/07/05	1,135,333	1,075,040
Townsquare Radio LLC, 9%, 2019	3/30/12	118,841	126,900
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-6/15/12	142,199	148,750
Unit Corp., 6.625%, 2021	7/12/12	143,191	143,913
Universal Hospital Services, Inc., 7.625%, 2020	7/24/12	240,000	244,800
Total Restricted Securities			$8,736,004
% of Net assets			2.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 7/31/12

Forward Foreign Currency Exchange Contracts at 7/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	GBP	Goldman Sachs International	184,000	10/12/12	$288,711	$288,476	$235
BUY	JPY	Citibank N.A.	65,352,522	10/12/12	822,805	837,186	14,381
BUY	JPY	Merrill Lynch International Bank	65,352,522	10/12/12	822,140	837,186	15,046

							$29,662

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	301,736	10/12/12	$305,454	$315,017	$(9,563)
SELL	CAD	Merrill Lynch International Bank	1,093,747	10/12/12	1,067,935	1,088,950	(21,015)
SELL	DKK	Citibank N.A.	1,701,041	10/12/12	280,797	281,752	(955)
SELL	EUR	Goldman Sachs International	2,179,687	10/12/12	2,666,452	2,684,304	(17,852)
SELL	EUR	UBS AG	2,179,687	10/12/12	2,667,701	2,684,304	(16,603)
SELL	GBP	Barclays Bank PLC	1,141,288	10/12/12	1,771,176	1,789,319	(18,143)
SELL	GBP	Deutsche Bank	1,141,288	10/12/12	1,771,096	1,789,319	(18,223)
SELL	SEK	Credit Suisse Group	1,114,421	10/12/12	159,139	163,386	(4,247)

							$(106,601)

Futures Contracts Outstanding at 7/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	78	$10,503,188	September - 2012	$(128,241)

At July 31, 2012, the fund had liquid securities with an aggregate value of $93,425 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$415,476	$407,680	$40,576	$863,732
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	255,526	—	255,526
Non-U.S. Sovereign Debt	—	51,178,222	—	51,178,222
Corporate Bonds	—	181,448,815	—	181,448,815
Residential Mortgage-Backed Securities	—	3,627,981	—	3,627,981
Commercial Mortgage-Backed Securities	—	3,635,350	—	3,635,350
Asset-Backed Securities (including CDOs)	—	3,043,639	—	3,043,639
Foreign Bonds	—	54,267,453	—	54,267,453
Floating Rate Loans	—	124,054	—	124,054
Mutual Funds	17,081,283	—	—	17,081,283
Total Investments	$17,496,759	$297,988,720	$40,576	$315,526,055

Supplemental Information (unaudited) – continued

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(128,241)	$—	$—	$(128,241)
Forward Foreign Currency Exchange Contracts	—	(76,939)	—	(76,939)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/11	$95,993
Change in unrealized appreciation (depreciation)	(55,417)
Balance as of 7/31/12	$40,576

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2012 is $(55,417).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$298,756,069
Gross unrealized appreciation	$22,188,202
Gross unrealized depreciation	(5,418,216)
Net unrealized appreciation (depreciation)	$16,769,986

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,055,217	61,475,712	(50,449,646)	17,081,283

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,656	$17,081,283

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2012, are as follows:

United States	66.2%
United Kingdom	5.8%
Japan	3.1%
Netherlands	2.3%
France	2.3%
Canada	2.1%
Germany	1.9%
Italy	1.6%
Australia	1.4%
Other Countries	13.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 18, 2012

*	Print name and title of each signing officer under his or her signature.